Form N-1A Supplement	Oct. 31, 2025
DFA MN Municipal Bond Portfolio | DFA MN Municipal Bond Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.

DFA MN Municipal Bond Portfolio	U.S. Large Company Portfolio
DFA Oregon Municipal Bond Portfolio

SUPPLEMENT TO THE STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the Portfolios’ management fees and reduced expense limitation amounts for the DFA Oregon Municipal Bond Portfolio and U.S. Large Company Portfolio, effective as of July 1, 2026, as described below.

DFA Oregon Municipal Bond Portfolio | DFA Oregon Municipal Bond Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.

DFA MN Municipal Bond Portfolio	U.S. Large Company Portfolio
DFA Oregon Municipal Bond Portfolio

SUPPLEMENT TO THE STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the Portfolios’ management fees and reduced expense limitation amounts for the DFA Oregon Municipal Bond Portfolio and U.S. Large Company Portfolio, effective as of July 1, 2026, as described below.

Institutional Class Shares Prospectus | U.S. Large Company Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.

DFA MN Municipal Bond Portfolio	U.S. Large Company Portfolio
DFA Oregon Municipal Bond Portfolio

SUPPLEMENT TO THE STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the Portfolios’ management fees and reduced expense limitation amounts for the DFA Oregon Municipal Bond Portfolio and U.S. Large Company Portfolio, effective as of July 1, 2026, as described below.

ETF Class Shares Prospectus | U.S. Large Company Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.

DFA MN Municipal Bond Portfolio	U.S. Large Company Portfolio
DFA Oregon Municipal Bond Portfolio

SUPPLEMENT TO THE STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the Portfolios’ management fees and reduced expense limitation amounts for the DFA Oregon Municipal Bond Portfolio and U.S. Large Company Portfolio, effective as of July 1, 2026, as described below.